CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares shares in Thousands	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common limited partner capital, units issued	34,427	29,080
Common limited partner capital, units outstanding	34,427	29,080
Subordinated limited partner capital, units issued	24,410	24,410
Subordinated limited partner capital, units outstanding	24,410	24,410
General partner interests, units issued	1,201	1,091
General partner interests, units outstanding	1,201	1,091